GOING CONCERN (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Going Concern [Line Items]
Unrestricted cash and cash equivalents		¥ 211,436		$ 30,752	¥ 195,303	¥ 196,900
Amount by which consolidated current liabilities exceeded consolidated current assets		89,747
Consolidated net assets		262,771
Total lease commitment amount		170,633
Lease commitment within one year		35,325
Short term investments, available for sale		47,208		6,866	128,042
Short term investments, held to maturity		70,000		$ 10,181	¥ 93,000
American Depository Shares [Member]
Going Concern [Line Items]
Proceeds from Issuance Initial Public Offering		¥ 45,402	$ 7,113
Stock Issued During Period, Shares, New Issues | shares	2,070,000	2,070,000	2,070,000
Share Price | $ / shares				$ 4.25
Variable Interest Entity, Primary Beneficiary [Member]
Going Concern [Line Items]
Unrestricted cash and cash equivalents		¥ 196,339